Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Communication Services—6.5%
47,083	[1]	Alphabet, Inc., Class A	$ 5,053,889
341,396	[1]	Altice USA, Inc.	1,194,886
134,354	[1]	CarGurus, Inc.	2,208,780
65,486	[1]	Cars.com, Inc.	1,281,561
15,554		Comcast Corp., Class A	643,469
75,119	[1]	Match Group, Inc.	2,771,891
19,083	[1]	Meta Platforms, Inc.	4,586,027
5,326	[1]	Netflix, Inc.	1,757,207
92,695	[1]	Spotify Technology SA	12,384,052
30,446	[1]	T-Mobile USA, Inc.	4,381,179
		TOTAL	36,262,941
		Consumer Discretionary—10.0%
44,630	[1]	Airbnb, Inc.	5,340,872
564	[1]	AutoZone, Inc.	1,502,107
57,100	[1]	Bright Horizons Family Solutions, Inc.	4,346,452
8,683	[1]	Duolingo, Inc.	1,182,277
47,545		eBay, Inc.	2,207,514
104,810	[1]	Expedia Group, Inc.	9,847,948
312,671	[2]	Gap (The), Inc.	3,001,642
53,197	[1]	Goodyear Tire & Rubber Co.	567,612
20,512		McDonald’s Corp.	6,066,424
2,844		Murphy USA, Inc.	782,754
21,545		Nike, Inc., Class B	2,730,182
1,418	[1]	O’Reilly Automotive, Inc.	1,300,746
85,372		PVH Corp.	7,325,771
13,605		Starbucks Corp.	1,554,915
2,752	[1]	Tesla, Inc.	452,181
3,527		Tractor Supply Co.	840,837
11,074	[1]	Ulta Beauty, Inc.	6,106,536
39,026	[1]	Under Armour, Inc., Class A	346,161
		TOTAL	55,502,931
		Consumer Staples—7.8%
56,627		Albertsons Cos., Inc.	1,183,504
25,998		Archer-Daniels-Midland Co.	2,029,924
95,944	[1]	Hain Celestial Group, Inc.	1,720,276
40,008		Hershey Foods Corp.	10,924,584
9,028		Kellogg Co.	629,884
197,949		Kroger Co.	9,626,260
54,378		Lamb Weston Holdings, Inc.	6,080,004
52,747		PepsiCo, Inc.	10,068,875
5,074		Procter & Gamble Co.	793,472
		TOTAL	43,056,783
		Energy—3.9%
6,648		Cheniere Energy, Inc.	1,017,144
8,296		Diamondback Energy, Inc.	1,179,691
63,055		Marathon Oil Corp.	1,523,409
102,409		Marathon Petroleum Corp.	12,493,898

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
13,787		Occidental Petroleum Corp.	$ 848,314
9,308		Targa Resources, Inc.	703,033
3,227		Valero Energy Corp.	370,040
50,712	[1]	Weatherford International PLC	3,277,517
		TOTAL	21,413,046
		Financials—13.9%
27,571		American International Group, Inc.	1,462,366
23,133		Ameriprise Financial, Inc.	7,058,341
125,638		Bank of New York Mellon Corp.	5,350,922
55,595		Berkley, W. R. Corp.	3,275,657
9,573		Cboe Global Markets, Inc.	1,337,348
5,607		Chubb Ltd.	1,130,147
17,342	[1,2]	Coinbase Global, Inc.	932,826
5,249		Comerica, Inc.	227,649
35,760	[2]	First Republic Bank	125,518
47,662	[1]	Green Dot Corp.	819,310
11,137		Hartford Financial Services Group, Inc.	790,616
44,846		Interactive Brokers Group, Inc., Class A	3,491,261
10,660		Jackson Financial, Inc.	383,867
5,561		Marketaxess Holdings, Inc.	1,770,456
8,306		Marsh & McLennan Cos., Inc.	1,496,658
12,930		Mastercard, Inc.	4,913,788
2,279		MSCI, Inc., Class A	1,099,503
23,744		NASDAQ, Inc.	1,314,705
43,356		Northern Trust Corp.	3,388,705
103,935	[1]	PayPal Holdings, Inc.	7,899,060
31,747	[1]	PROG Holdings, Inc.	959,712
55,134		Progressive Corp., OH	7,520,278
20,711		Prudential Financial, Inc.	1,801,857
18,095		State Street Corp.	1,307,545
35,859		The Travelers Cos., Inc.	6,495,499
51,304		Virtu Financial, Inc.	1,028,645
36,779		Visa, Inc., Class A	8,559,577
66,109		Western Union Co.	722,571
		TOTAL	76,664,387
		Health Care—15.0%
5,983		AbbVie, Inc.	904,151
5,306	[1]	Amedisys, Inc.	426,072
23,008		Amgen, Inc.	5,515,938
27,639	[1]	AnaptysBio, Inc.	575,444
6,439	[1]	Biogen, Inc.	1,958,937
27,104		Bristol-Myers Squibb Co.	1,809,734
55,251	[1]	Centene Corp.	3,808,451
30,410		CVS Health Corp.	2,229,357
31,522		Dentsply Sirona, Inc.	1,321,717
243,370	[1]	Elanco Animal Health, Inc.	2,304,714
5,579		Elevance Health, Inc.	2,614,598
18,524		Eli Lilly & Co.	7,332,911
71,293		Gilead Sciences, Inc.	5,860,998
13,289		Humana, Inc.	7,049,682
71,289		Johnson & Johnson	11,670,009
7,079		McKesson Corp.	2,578,455

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
23,199		Merck & Co., Inc.	$ 2,678,789
1,866	[1]	Molina Healthcare, Inc.	555,863
37,635	[1]	Myriad Genetics, Inc.	801,249
70,523	[1]	Nevro Corp.	2,064,208
46,897	[1]	Omnicell, Inc.	2,849,931
33,284		Pfizer, Inc.	1,294,415
50,230	[1]	Syneos Health, Inc.	1,972,030
240,850	[1]	Teladoc Health, Inc.	6,389,750
6,814		Teleflex, Inc.	1,856,951
3,351		The Cigna Group	848,775
2,274	[1]	United Therapeutics Corp.	523,316
471		UnitedHealth Group, Inc.	231,774
8,751	[1]	Vertex Pharmaceuticals, Inc.	2,981,728
		TOTAL	83,009,947
		Industrials—10.0%
9,652		AGCO Corp.	1,196,269
13,989	[1]	Alaska Air Group, Inc.	607,962
3,602		Allegion PLC	397,949
26,760		Automatic Data Processing, Inc.	5,887,200
31,041		Booz Allen Hamilton Holding Corp.	2,971,244
19,910		Caterpillar, Inc.	4,356,308
28,412	[1]	CIRCOR International, Inc.	790,990
28,990	[1]	KAR Auction Services, Inc.	392,525
5,425		Lennox International, Inc.	1,529,362
14,625		Manpower, Inc.	1,107,259
44,952		Paychex, Inc.	4,938,427
39,303		Pentair PLC	2,282,718
41,561		Robert Half International, Inc.	3,033,953
9,688		Ryder System, Inc.	766,902
19,159	[1]	SkyWest, Inc.	542,200
11,956	[1]	SPX Technologies, Inc.	761,358
31,380		Stanley Black & Decker, Inc.	2,709,349
16,409		Trane Technologies PLC	3,048,956
59,965	[1]	Trex Co., Inc.	3,277,687
95,610	[1]	United Airlines Holdings, Inc.	4,187,718
5,997	[1]	United Rentals, Inc.	2,165,577
9,906		Waste Management, Inc.	1,644,891
70,133	[1]	XPO, Inc.	3,098,476
32,865		Xylem, Inc.	3,412,701
		TOTAL	55,107,981
		Information Technology—23.6%
15,693		Accenture PLC	4,398,591
8,343	[1]	Adobe, Inc.	3,149,983
5,373		Analog Devices, Inc.	966,495
118,732		Apple, Inc.	20,146,446
81,560	[1]	Arista Networks, Inc.	13,062,650
15,027		Broadcom, Inc.	9,414,415
32,714	[1]	Cadence Design Systems, Inc.	6,851,947
15,491	[1]	Ceridian HCM Holding, Inc.	983,369
21,864	[1]	Cirrus Logic, Inc.	1,875,712
132,676		Cisco Systems, Inc.	6,268,941
12,074		Cognizant Technology Solutions Corp.	720,938

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,243	[1]	Commvault Systems, Inc.	$ 538,590
111,989		Dell Technologies, Inc.	4,870,402
81,019	[1]	DXC Technology Co.	1,932,303
20,913	[1]	F5, Inc.	2,809,871
41,345	[1]	Fortinet, Inc.	2,606,802
12,624		Microchip Technology, Inc.	921,426
57,126		Microsoft Corp.	17,552,535
2,174		Motorola Solutions, Inc.	633,504
58,613	[1]	Nutanix, Inc.	1,405,540
5,575		NVIDIA Corp.	1,547,007
8,036	[1]	Palo Alto Networks, Inc.	1,466,248
93,083		Pegasystems, Inc.	4,246,446
108,872	[1]	Pure Storage, Inc.	2,485,548
6,426	[1]	Qorvo, Inc.	591,706
12,711	[1]	Salesforce, Inc.	2,521,481
353,702	[1]	Semtech Corp.	6,893,652
35,234		Skyworks Solutions, Inc.	3,731,281
2,537	[1]	Synopsys, Inc.	942,039
79,312	[1]	Zoom Video Communications, Inc.	4,872,136
		TOTAL	130,408,004
		Materials—2.4%
2,984		Albemarle Corp.	553,413
13,604	[1]	Berry Global Group, Inc.	786,447
37,420		Mosaic Co./The	1,603,447
3,055		New Linde PLC	1,128,670
115,729		Newmont Corp.	5,485,555
9,713		Nucor Corp.	1,439,272
15,653		Steel Dynamics, Inc.	1,627,129
28,058		United States Steel Corp.	641,967
		TOTAL	13,265,900
		Real Estate—3.8%
67,128		Boston Properties, Inc.	3,581,950
25,503		Crown Castle, Inc.	3,139,164
255,701		Kilroy Realty Corp.	7,476,697
76,810		Macerich Co. (The)	767,332
9,480		Public Storage	2,794,989
7,971		SBA Communications, Corp.	2,079,554
48,463	[2]	SL Green Realty Corp.	1,147,119
		TOTAL	20,986,805
		Utilities—1.7%
14,177		Consolidated Edison Co.	1,396,009
39,097		Exelon Corp.	1,659,277
64,809		NRG Energy, Inc.	2,214,523
45,164		WEC Energy Group, Inc.	4,343,422
		TOTAL	9,613,231
		TOTAL COMMON STOCKS (IDENTIFIED COST $500,506,742)	545,291,956
		INVESTMENT COMPANIES—2.1%
3,799,332		Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[3]	3,799,332

Shares		Value
	INVESTMENT COMPANIES—continued
7,970,263	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[3]	$ 7,969,466
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,767,295)	11,768,798
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $512,274,037)	557,060,754
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(3,764,249)
	TOTAL NET ASSETS—100%	$553,296,505
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2023, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income*
Health Care:
AnaptysBio, Inc.**	$726,639	$—	$(173,056)	$(10,783)	$32,644	$575,444	27,639	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$726,639	$—	$(173,056)	$(10,783)	$32,644	$575,444	27,639	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$1,540,198	$8,858,235	$10,398,433
Purchases at Cost	$59,486,213	$117,062,067	$176,548,280
Proceeds from Sales	$(57,227,079)	$(117,952,982)	$(175,180,061)
Change in Unrealized Appreciation/Depreciation	$—	$1,205	$1,205
Net Realized Gain/(Loss)	$—	$941	$941
Value as of 4/30/2023	$3,799,332	$7,969,466	$11,768,798
Shares Held as of 4/30/2023	3,799,332	7,970,263	11,769,595
Dividend Income	$48,151	$301,083	$349,234

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,601,891	$3,799,332

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.